Item 1: Report to Shareholders

Reserve Investment Funds	November 30, 2007

The views and opinions in this report were current as of November 30, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED SECURITIES 0.1%		
Ford Credit Auto Owner Trust Series 2007-B, Class A1 5.292%, 10/15/08	14,818	14,818
Total Asset Backed Securities (Cost $14,818)		14,818
BANK NOTE 4.3%		
American Express Bank, VR, 4.629%, 12/13/07	48,000	48,000
Banco Santander, 4.91%, 2/1/08	48,000	48,003
Bank of America, 5.10%, 12/27/07	64,000	64,020
Branch Banking & Trust, 4.81%, 5/19/08	82,000	82,000
Key Bank, 4.412%, 3/18/08	9,000	8,982
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	34,000	33,998
National City Bank, VR, 4.639%, 3/13/08	38,000	38,001
National City Bank, VR, 4.718%, 2/7/08	15,000	15,002
National City Bank, VR, 4.869%, 2/13/08	13,000	13,001
PNC Bank, VR, 4.636%, 6/17/08	50,000	49,995
U.S. Bank, VR, 4.602%, 2/8/08	5,500	5,500
U.S. Bank, VR, 4.658%, 12/5/07	46,000	46,000
Westpac Banking, VR, 4.971%, 1/29/08	37,500	37,499
Total Bank Note (Cost $490,001)		490,001
CERTIFICATES OF DEPOSIT 19.5%		
Domestic 6.2% (1)		
Bank of New York, VR, 4.914%, 5/2/08	3,000	3,000
Bank of the West, 4.63%, 12/14/07	32,000	32,000
Credit Suisse First Boston, 5.52%, 2/11/08	46,500	46,500
DEPFA Bank, 4.57%, 12/3/07	62,500	62,500
Dexia Credit, 4.67%, 12/19/07	70,000	70,000
Dexia Credit, VR, 4.746%, 1/25/08	43,500	43,499
Dexia Credit, VR, 4.75%, 3/28/08	6,000	6,000

Fifth Third Bank, VR, 4.628%, 2/4/08	62,000	61,997
Harris Bank, 5.34%, 12/4/07	50,000	50,000
HSBC Bank, 5.03%, 4/4/08	87,500	87,500
Regions Bank, 4.90%, 12/19/07	23,000	23,000
Wells Fargo Bank, 4.51%, 12/14/07	75,000	75,000
Wells Fargo Bank, 4.53%, 12/10/07	75,000	75,000
Wilmington Trust, 4.87%, 12/27/07	25,000	25,000
Wilmington Trust, 5.29%, 1/18/08	50,000	49,978
		710,974
Eurodollar 2.2% (2)		
ABN AMRO Bank, 4.72%, 12/20/07	87,000	87,000
Alliance & Leicester, 5.375%, 12/17/07	47,000	47,000
Calyon, 5.105%, 1/31/08	25,000	25,000
DnB NOR Bank, 4.85%, 2/7/08	17,000	17,000
ING Bank N.V. (London), 5.17%, 12/27/07	15,000	15,000
Lloyds TSB Bank, 4.70%, 12/28/07	5,000	5,000
Societe Generale, 5.10%, 12/20/07	34,000	34,000
Societe Generale, 5.20%, 1/4/08	25,000	25,000
		255,000
Yankee 11.1% (3)		
Banco Bilbao Vizcaya, 5.24%, 1/15/08	41,000	41,000
Banco Bilbao Vizcaya, 5.25%, 1/9/08	15,000	15,000
Banco Bilbao Vizcaya, 5.415%, 3/17/08	7,000	7,000
Banco Bilbao Vizcaya, 5.50%, 12/20/07	19,000	19,003
Bank of Ireland, 4.75%, 2/1/08	43,000	42,991
Bank of Montreal (Chicago), 5.34%, 12/5/07	26,000	26,000
Bank of Nova Scotia, 5.07%, 1/7/08	35,750	35,750
Bank of Nova Scotia, VR, 4.649%, 4/2/08	27,000	26,998

Bank of Scotland, 4.95%, 2/1/08	28,750	28,754
Barclays Bank, 5.00%, 1/22/08	75,000	75,000
Barclays Bank, 5.36%, 12/19/07	50,000	50,000
Calyon (New York), 5.55%, 12/14/07	49,750	49,750
Canadian Imperial Bank of Commerce, VR, 4.742%, 3/17/08	48,000	48,017
Fortis Bank, 5.05%, 1/15/08	29,000	29,000
Fortis Bank, 5.13%, 1/10/08	58,000	58,000
HBOS Treasury Services, 5.75%, 12/11/07	34,000	34,000
National Bank of Canada, 5.405%, 6/9/08	37,000	37,096
National Bank of Canada, 5.65%, 12/13/07	9,000	9,001
Nordea Bank Finland (New York), 4.77%, 2/11/08	48,000	48,000
Nordea Bank Finland (New York), VR, 4.764%, 3/31/08	15,000	14,999
Rabobank Nederland, 4.60%, 12/5/07	96,000	96,000
Rabobank Nederland, 4.72%, 2/15/08	3,750	3,750
Royal Bank of Canada, VR, 4.633%, 4/3/08	48,000	47,995
Royal Bank of Canada, VR, 4.633%, 4/4/08	18,000	17,998
Royal Bank of Scotland, 5.68%, 12/12/07	24,750	24,750
Royal Bank of Scotland, VR, 4.633%, 4/3/08	50,000	49,994
Royal Bank of Scotland, VR, 4.734%, 3/26/08	32,500	32,497
Skandinaviska Enskilda Banken, 5.00%, 1/25/08	12,000	12,002
Skandinaviska Enskilda Banken, 5.095%, 1/18/08	50,000	50,003
Societe Generale (New York), VR, 4.772%, 12/31/07	28,000	28,000
Svenska Handelsbanken, 5.05%, 12/21/07	43,000	43,000
Swedbank, VR, 4.638%, 4/3/08	16,000	15,998
Toronto-Dominion Bank, 5.10%, 3/31/08	58,000	58,000
UBS, 4.75%, 5/7/08	91,000	91,000
		1,266,346
Total Certificates of Deposit (Cost $2,232,320)		2,232,320

COMMERCIAL PAPER 52.4%

4(2) 37.3%

Air Products & Chemicals, 4.51%, 12/6/07	9,365	9,359
Allied Irish Bank, 4.80%, 1/18/08	31,000	30,802
Allied Irish Bank, 5.07%, 1/10/08	2,350	2,337
Alpine Securitization, 4.74%, 1/23/08	15,000	14,895
Alpine Securitization, 4.82%, 12/14/07	10,000	9,983
Alpine Securitization, 5.10%, 1/10/08	70,000	69,603
Alpine Securitization, 5.25%, 1/24/08	30,000	29,764
Anheuser-Busch Companies, 4.44%, 12/26/07	37,500	37,384
Atlantic Asset Securitization, 4.87%, 2/15/08	34,650	34,294
Atlantic Asset Securitization, 4.92%, 2/12/08	69,000	68,312
Atlantic Asset Securitization, 5.00%, 2/15/08	24,000	23,747
Atlantic Asset Securitization, 5.10%, 2/29/08	18,000	17,770
Atlantic Asset Securitization, 5.17%, 12/10/07	3,046	3,042
Bank of America Credit Card Trust, 5.25%, 2/22/08	14,450	14,275
Bank of America Credit Card Trust, 5.28%, 1/10/08	50,000	49,707
Bank of America Credit Card Trust, 5.28%, 1/10/08	7,250	7,207
Bank of America Credit Card Trust, 5.30%, 1/10/08	41,750	41,504
Bank of America Credit Card Trust, 5.30%, 1/16/08	13,800	13,707
Bank of America Credit Card Trust, 6.20%, 12/20/07	18,000	17,941
BASF, 4.78%, 12/3/07	22,500	22,494
Bryant Park Funding, 4.60%, 12/3/07	32,129	32,121
Bryant Park Funding, 4.83%, 1/11/08	52,215	51,928
Bryant Park Funding, 4.85%, 1/28/08	10,130	10,051
Bryant Park Funding, 4.85%, 2/12/08	6,000	5,941
Bryant Park Funding, 5.04%, 1/22/08	5,000	4,964
Bryant Park Funding, 5.25%, 2/21/08	15,150	14,969
Bryant Park Funding, 5.30%, 2/1/08	13,000	12,881

Bryant Park Funding, 5.33%, 1/31/08	5,000	4,955
Cafco, 4.72%, 1/11/08	10,000	9,946
Cafco, 4.73%, 12/11/07	46,000	45,940
Cafco, 4.91%, 1/29/08	5,000	4,960
Cafco, 5.06%, 12/13/07	42,600	42,528
Cafco, 5.30%, 1/14/08	41,000	40,734
Cargill Global Funding, 4.90%, 12/27/07	35,000	34,876
Chariot Funding, 4.70%, 12/17/07	46,000	45,904
Chariot Funding, 5.12%, 12/12/07	13,000	12,980
Chariot Funding, 5.30%, 1/25/08	50,000	49,595
Chariot Funding, 5.30%, 2/5/08	35,000	34,660
Chariot Funding, 5.33%, 1/29/08	5,500	5,452
Ciesco, 4.62%, 12/10/07	34,000	33,961
Ciesco, 4.82%, 2/5/08	50,000	49,558
Ciesco, 4.90%, 1/29/08	65,000	64,478
Citibank Credit Card Issuance Trust, 5.25%, 1/17/08	4,000	3,973
Citibank Credit Card Issuance Trust, 5.25%, 1/18/08	64,000	63,552
Citibank Credit Card Issuance Trust, 6.25%, 12/14/07	67,000	66,849
Coca Cola, 4.50%, 2/4/08	50,000	49,594
Coca Cola, 4.50%, 2/21/08	21,000	20,785
Colgate Palmolive, 4.49%, 12/6/07	21,100	21,087
CRC Funding, 4.72%, 1/11/08	15,000	14,919
CRC Funding, 4.77%, 2/14/08	11,050	10,940
CRC Funding, 5.05%, 1/29/08	9,000	8,925
CRC Funding, 5.08%, 1/24/08	50,000	49,619
CRC Funding, 5.12%, 1/25/08	4,000	3,969
CRC Funding, 5.12%, 2/8/08	7,750	7,674
CRC Funding, 6.00%, 12/4/07	50,000	49,975
Danske Corporation, 4.77%, 12/31/07	3,000	2,988

Du Pont de Nemours, 4.48%, 12/13/07	17,000	16,975
Du Pont de Nemours, 4.50%, 12/18/07	6,000	5,987
Eksportfinans, 4.64%, 5/7/08	125,000	122,454
Emerson Electric, 4.49%, 12/3/07	20,000	19,995
Fairway Finance, 5.00%, 12/18/07	38,000	37,910
Fairway Finance, 5.15%, 1/24/08	63,000	62,513
Fairway Finance, 5.20%, 2/6/08	30,000	29,710
Fairway Finance, 6.25%, 12/4/07	14,000	13,993
Falcon Asset Securitization, 4.87%, 12/5/07	38,000	37,979
Falcon Asset Securitization, 4.90%, 1/10/08	9,000	8,951
Falcon Asset Securitization, 5.10%, 12/5/07	73,500	73,458
Falcon Asset Securitization, 5.52%, 12/10/07	24,100	24,067
GlaxoSmithKline Finance, 4.75%, 12/10/07	3,000	2,996
GlaxoSmithKline Finance, 4.75%, 12/20/07	31,996	31,916
Grampian Funding, 5.22%, 12/19/07	4,000	3,990
Grampian Funding, 5.55%, 12/21/07	147,000	146,547
Hartford Financial Services Group, 4.65%, 1/31/08	31,812	31,561
Hartford Financial Services Group, 4.81%, 12/10/07	2,000	1,998
Jupiter Securitization, 4.72%, 12/14/07	26,600	26,555
Jupiter Securitization, 4.76%, 12/7/07	12,000	11,990
Jupiter Securitization, 4.77%, 1/4/08	42,000	41,811
Jupiter Securitization, 5.00%, 12/27/07	35,000	34,874
Jupiter Securitization, 5.05%, 1/24/08	35,000	34,735
KFW International Finance, 4.51%, 2/1/08	67,000	66,480
Kitty Hawk Funding, 4.85%, 1/29/08	21,000	20,833
Kitty Hawk Funding, 5.50%, 12/18/07	57,000	56,852
Massachusetts Mutual Life Insurance, 4.52%, 12/6/07	25,000	24,984
National Australia Funding (Delaware), 4.51%, 12/12/07	21,000	20,971
National Australia Funding (Delaware), 4.52%, 12/4/07	27,000	26,990

Natixis, 4.57%, 12/7/07	124,000	123,906
Nestle Finance (France), 4.50%, 2/11/08	5,000	4,955
Nestle Finance (France), 4.75%, 1/25/08	12,000	11,913
Nestle Finance (France), 4.83%, 1/24/08	74,000	73,464
New York Life Capital, 4.51%, 12/17/07	25,175	25,124
Old Line Funding, 4.90%, 12/14/07	11,000	10,980
Old Line Funding, 5.10%, 12/14/07	2,500	2,495
Old Line Funding, 5.10%, 1/18/08	1,449	1,439
Old Line Funding, 5.12%, 1/23/08	33,000	32,751
Old Line Funding, 5.15%, 1/18/08	29,750	29,546
Old Line Funding, 5.35%, 2/27/08	31,000	30,595
Old Line Funding, 6.00%, 12/14/07	30,723	30,656
Park Avenue Receivables, 4.70%, 12/13/07	12,000	11,981
Park Avenue Receivables, 4.75%, 12/11/07	15,000	14,980
Park Avenue Receivables, 4.76%, 12/12/07	17,000	16,975
Park Avenue Receivables, 4.87%, 2/14/08	25,637	25,377
Park Avenue Receivables, 5.05%, 12/14/07	29,000	28,947
Park Avenue Receivables, 5.07%, 1/24/08	45,000	44,658
Ranger Funding, 4.88%, 1/28/08	10,000	9,921
Ranger Funding, 4.90%, 1/18/08	34,079	33,856
Ranger Funding, 5.02%, 1/25/08	62,500	62,021
Ranger Funding, 5.15%, 12/14/07	33,500	33,438
Sanofi Aventis, 4.50%, 12/12/07	62,500	62,414
Siemens Capital, 4.79%, 12/21/07	75,000	74,800
Solitaire Funding, 4.80%, 1/9/08	44,000	43,771
Solitaire Funding, 5.03%, 1/22/08	17,000	16,876
Solitaire Funding, 5.10%, 1/29/08	10,000	9,916
Solitaire Funding, 5.12%, 1/17/08	45,000	44,699
Solitaire Funding, 5.12%, 1/30/08	14,000	13,880

Solitaire Funding, 5.15%, 12/10/07	3,200	3,196
Solitaire Funding, 5.275%, 1/11/08	7,750	7,703
Solitaire Funding, 5.30%, 2/27/08	5,000	4,935
Southern Company, 4.50%, 12/18/07	9,000	8,981
Southern Company, 4.53%, 12/6/07	28,500	28,482
Sysco, 4.50%, 1/8/08	21,500	21,398
Teachers Insurance & Annuity Association, 4.69%, 1/30/08	75,000	74,414
Toronto Dominion Holdings, 4.54%, 12/6/07	29,000	28,982
Total Fina Elf Capital, 4.50%, 12/31/07	7,000	6,974
Total Fina Elf Capital, 4.51%, 12/31/07	11,000	10,959
Total Fina Elf Capital, 4.80%, 12/31/07	70,500	70,218
Tulip Funding, 4.85%, 2/6/08	37,046	36,712
Tulip Funding, 5.03%, 2/20/08	60,000	59,321
Tulip Funding, 5.15%, 12/21/07	16,052	16,006
Tulip Funding, 5.40%, 2/29/08	11,000	10,851
Variable Funding Capital, 4.638%, 3/7/08	16,000	16,000
Variable Funding Capital, 4.78%, 1/11/08	50,000	49,728
Variable Funding Capital, 4.85%, 1/10/08	5,000	4,973
Variable Funding Capital, 4.91%, 1/18/08	7,365	7,317
Variable Funding Capital, 5.05%, 2/5/08	40,000	39,630
Wal-Mart Stores, 4.71%, 12/18/07	24,000	23,947
Wal-Mart Stores, 4.72%, 12/4/07	26,000	25,990
Wal-Mart Stores, 4.72%, 12/18/07	20,300	20,255
Walgreen, 4.47%, 12/18/07	16,000	15,966
Walgreen, 4.54%, 12/10/07	34,000	33,961
Westpac Banking, 4.61%, 12/6/07	4,000	3,997
Westpac Banking, 4.65%, 2/5/08	30,000	29,744
Yorktown Capital, 4.72%, 1/25/08	49,000	48,647
Yorktown Capital, 4.91%, 1/25/08	49,630	49,258

Yorktown Capital, 5.05%, 1/11/08	25,488	25,341
Yorktown Capital, 5.27%, 2/27/08	15,000	14,807
Yorktown Capital, 5.28%, 2/27/08	10,000	9,871
		4,281,331
Non-4(2) 15.1%		
AIG Funding, 4.58%, 1/31/08	50,000	49,612
American General Finance, 4.79%, 1/9/08	30,000	29,844
BNP Paribas (Canada), 4.62%, 12/11/07	8,000	7,990
BNP Paribas Finance, 4.85%, 1/29/08	25,000	24,801
Calyon North America, 5.01%, 12/5/07	50,000	49,972
CBA Finance, 4.65%, 12/17/07	32,000	31,934
CBA Finance, 4.65%, 1/30/08	30,420	30,184
CBA Finance, 4.86%, 1/22/08	25,000	24,825
Citigroup Funding, 4.70%, 1/22/08	30,000	29,796
Citigroup Funding, 4.74%, 3/20/08	69,000	68,001
DaimlerChrysler Revolving Auto, 4.90%, 2/4/08	12,000	11,894
DaimlerChrysler Revolving Auto, 4.90%, 2/15/08	50,000	49,483
DaimlerChrysler Revolving Auto, 5.25%, 12/10/07	6,000	5,992
Deutsche Bank Financial, 4.50%, 12/11/07	50,000	49,937
DnB NOR Bank, 5.06%, 1/30/08	45,400	45,017
Duke University, 4.71%, 2/12/08	3,600	3,566
Electricite de France, 4.53%, 2/27/08	11,650	11,521
Electricite de France, 4.95%, 12/27/07	30,000	29,893
Electricite de France, 4.95%, 1/15/08	50,000	49,691
FCAR Owner Trust, 5.01%, 1/25/08	49,000	48,625
FCAR Owner Trust, 5.04%, 1/15/08	13,450	13,365
FCAR Owner Trust, 5.15%, 12/19/07	36,000	35,907
FCAR Owner Trust, 5.16%, 12/20/07	47,850	47,720
GE Capital, 4.55%, 1/22/08	10,000	9,934

GE Capital, 4.78%, 3/25/08	83,000	81,733
GlaxoSmithKline Finance, 4.55%, 1/22/08	28,000	27,816
GlaxoSmithKline Finance, 4.58%, 3/26/08	50,000	49,262
GlaxoSmithKline Finance, 4.80%, 1/11/08	10,000	9,945
ING Funding, 5.06%, 1/15/08	23,000	22,855
International Lease Finance, 4.62%, 1/31/08	15,000	14,883
International Lease Finance, 4.65%, 1/22/08	50,000	49,664
Intesa Funding, 4.95%, 12/17/07	24,000	23,947
Intesa Funding, 5.01%, 12/19/07	23,850	23,790
Intesa Funding, 5.42%, 12/20/07	9,000	8,974
JPMorgan Chase, 5.00%, 2/22/08	42,000	41,516
KBC Financial Products, 4.78%, 2/14/08	62,000	61,383
Leland Stanford Junior University, 4.60%, 1/16/08	25,000	24,853
Merrill Lynch, 4.75%, 12/17/07	50,000	49,894
Met-Life Funding, 4.50%, 12/3/07	18,856	18,851
Morgan Stanley, 5.01%, 3/20/08	8,000	7,878
Morgan Stanley, 5.40%, 12/27/07	26,000	25,899
Nestle Finance (France), 4.77%, 12/10/07	34,000	33,959
New York State Power Authority, 4.58%, 12/4/07	17,150	17,143
New York State Power Authority, 4.60%, 12/5/07	14,476	14,469
Procter & Gamble International Funding, 4.78%, 12/5/07	40,000	39,979
Procter & Gamble International Funding, 5.20%, 12/6/07	52,000	51,962
Rabobank U.S.A Financial, 4.54%, 12/7/07	50,000	49,962
State of Mississippi, 5.25%, 12/18/07	6,050	6,035
Swedbank, 5.34%, 12/17/07	28,500	28,432
Texas Agricultural & Finance Authority, 4.55%, 12/13/07	25,000	24,962
Toyota Motor Credit, 4.50%, 3/13/08	10,000	9,871
Toyota Motor Credit, 5.20%, 12/20/07	100,000	99,726
UBS Finance, Delaware, 5.11%, 1/10/08	33,000	32,813

Yale University, 4.50%, 12/6/07	14,395	14,386
		1,726,346
Total Commercial Paper (Cost $6,007,677)		6,007,677

FUNDING AGREEMENTS 1.0%

Genworth Life Insurance VR, 5.329%, 4/11/08 (4)	24,000	24,000
Genworth Life Insurance VR, 5.338%, 1/14/08 (4)	50,000	50,000
Transamerica Occidental Life Insurance VR, 4.866%, 12/3/07 (4)	40,000	40,000
Total Funding Agreements (Cost $114,000)		114,000

MEDIUM-TERM NOTES 18.1%

Allied Irish Bank, VR, 4.666%, 8/18/08 (5)	55,000	55,000
Allstate Life Global Funding II, VR, 4.688%, 9/4/08	15,000	15,000
Allstate Life Global Funding II, VR, 5.198%, 6/30/08	50,000	50,007
American General Finance Corporation, VR, 5.33%, 6/27/08	9,000	9,008
American Honda Finance, VR, 5.213%, 4/14/08 (5)	27,750	27,750
American Honda Finance, VR, 5.214%, 7/7/08 (5)	22,500	22,500
American Honda Finance, VR, 5.23%, 6/23/08	5,000	5,001
American Honda Finance, VR, 5.668%, 12/6/07 (5)	5,000	5,000
Anglo Irish Bank, VR, 4.688%, 9/5/08 (5)	35,250	35,250
Australia & New Zealand Banking Group VR, 4.803%, 8/22/08 (5)	50,050	50,051
Australia & New Zealand Banking Group VR, 5.639%, 7/3/08 (5)	35,000	35,000
Banco Santander Totta, VR, 4.668%, 8/15/08 (5)	40,000	40,000
Bank of Ireland, VR, 4.676%, 8/18/08	43,000	43,000
Bank of New York Mellon, VR, 4.629%, 9/11/08 (5)	50,000	50,000
Bank of New York Mellon, VR, 4.659%, 9/9/08 (5)	40,000	40,006

BMW Capital, VR, 4.688%, 8/4/08 (5)	45,000	45,000
BNP Paribas, VR, 4.895%, 8/19/08 (5)	60,000	60,000
Caterpillar Financial Bank, VR, 5.081%, 10/28/08	22,000	21,982
Citigroup, VR, 4.944%, 5/2/08	50,000	50,016
Danske Bank, VR, 4.71%, 8/19/08 (5)	79,500	79,500
GE Capital, VR, 4.709%, 4/11/08	37,500	37,511
GE Capital, VR, 4.746%, 5/19/08	10,500	10,504
Goldman Sachs, VR, 4.756%, 5/2/08	57,000	57,000
HBOS Treasury Services, VR, 4.638%, 9/5/08 (5)	50,000	50,000
HBOS Treasury Services, VR, 4.655%, 9/8/08	11,000	11,000
ING Verzekeringen, VR, 4.658%, 9/3/08 (5)	50,000	50,000
International Business Machines, VR, 4.648%, 9/2/08 (5)	31,000	30,998
International Business Machines, VR, 4.697%, 9/8/08 (5)	35,000	35,008
Intesa Bank, VR, 4.799%, 8/22/08	43,000	43,000
Irish Life & Permanent, VR, 4.803%, 8/21/08 (5)	60,000	60,000
John Deere Capital, VR, 5.293%, 7/15/08	35,000	35,014
JPMorgan Chase, VR, 4.639%, 9/11/08	24,500	24,500
JPMorgan Chase, VR, 4.696%, 9/2/08	34,000	34,000
JPMorgan Chase, VR, 5.154%, 1/25/08	13,000	13,001
K2 USA, VR, 4.72%, 1/22/08	50,000	50,000
Kommunalkredit Australia, VR, 4.675%, 9/8/08 (5)	53,750	53,750
Lehman Brothers, VR, 5.494%, 9/26/08	25,000	25,000
Links Finance, VR, 5.219%, 7/11/08 (5)	23,000	22,999
Lloyds TSB Group, VR, 4.637%, 9/6/08	120,000	120,000
Merrill Lynch, VR, 4.823%, 5/27/08	13,000	13,004
Merrill Lynch, VR, 4.826%, 8/15/08	25,000	25,000
Metropolitan Life Global Funding, VR, 4.752%, 6/13/08 (5)	10,000	10,006
Morgan Stanley, VR, 5.114%, 4/25/08	43,000	43,010
National Australia Bank, VR, 4.658%, 9/5/08 (5)	11,500	11,500

National Australia Bank, VR, 5.349%, 4/11/08	15,000	15,006
Nationwide Building Society, VR, 4.718%, 9/7/08 (5)	37,000	37,000
Nationwide Life Global Funding, VR, 4.783%, 9/26/08	60,000	60,000
Pacific Life Global Funding, VR, 5.223%, 8/8/08 (5)	48,000	48,000
Pricoa Global Funding, VR, 4.783%, 8/27/08 (5)	58,750	58,750
Royal Bank of Canada, VR, 4.648%, 9/5/08 (5)	13,000	13,000
Royal Bank of Scotland, VR, 5.259%, 4/11/08 (5)	14,000	13,994
Sigma Finance, VR, 4.629%, 4/10/08 (5)	27,000	26,999
Sigma Finance, VR, 5.664%, 6/17/08	8,000	8,000
SLM Corporation, VR, 4.659%, 5/12/08 (5)	55,000	55,000
Svenska Handelsbanken, VR, 4.758%, 8/20/08	39,000	39,000
Toyota Motor Credit, VR, 5.233%, 4/15/08	11,000	11,001
Unicredito Italiano Bank of Ireland, VR, 5.239%, 8/8/08 (5)	60,000	60,000
Wachovia Bank, 4.375%, 8/15/08	5,755	5,740
Westpac Banking, VR, 4.658%, 9/5/08 (5)	17,000	17,000
Total Medium-Term Notes (Cost $2,073,366)		2,073,366

MUNICIPAL SECURITIES 3.9%

Baltimore City, Parking Fac., VRDN, 4.82%, 7/1/32 (6)	23,995	23,995
Baltimore County, Oakcrest Village, VRDN, 4.80%, 1/1/17	13,690	13,690
Catholic Health Initiatives, TECP, 4.85%, 2/12/08	48,000	48,000
Catholic Health Initiatives, TECP, 4.85%, 5/2/08	5,000	5,000
Catholic Health Initiatives, TECP, 4.87%, 2/6/08	4,500	4,500
Catholic Health Initiatives, TECP, 4.89%, 1/10/08	3,000	3,000
Catholic Health Initiatives, TECP, 4.95%, 12/11/07	14,000	14,000
Colorado Housing Fin. Auth., Multi-Family VRDN, 4.95%, 10/1/34	14,725	14,725
Colorado Housing Fin. Auth., Multi-Family VRDN, 4.95%, 4/1/36	20,135	20,135

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act), as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation and both commenced operations on August 25, 1997.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates), and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Credits The funds earn credits on temporarily uninvested cash balances at the custodian that reduce the funds’ custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Other Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date.

New Accounting Pronouncements Effective November 30, 2007, T. Rowe Price Reserve Investment Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the net assets or results of operations of the T. Rowe Price Reserve Investment Funds.

In September 2006, the FASB released the Statement of Financial Accounting Standard No.157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds’ fiscal years beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the net assets or results of operations of the T. Rowe Price Reserve Investment Funds.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the funds’ custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the funds could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The funds may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2007.

The funds intend to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2007, the T. Rowe Price Reserve Investment Fund had $35,000 of unused capital loss carryforwards that expire in fiscal 2013, $13,000 that expire in fiscal 2014, and $13,000 that expire in fiscal 2015. As of May 31, 2007, the T. Rowe Price Government Reserve Investment Fund had $14,000 of capital loss carryforwards that expire in fiscal 2013.

At November 30, 2007, the cost of investments for federal income tax purposes was $11,422,913,000 and $1,356,594,000 for the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund, respectively.

NOTE 4 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the T. Rowe Price Reserve Investment Funds. The T. Rowe Price Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. Certain officers and directors of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are also officers and directors of Price Associates and its subsidiaries, and of those invested in the T. Rowe Price Reserve Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the T. Rowe Price Reserve Investment Funds. For the six months ended November 30, 2007, expenses incurred by the T. Rowe Price Reserve Investment Fund pursuant to these service agreements were $61,000 for Price Associates. The amount payable at period-end pursuant to these agreements is included in Due to Affiliates in the accompanying financial statements. For the six months ended November 30, 2007, expenses incurred by the T. Rowe Price Government Reserve Investment Fund pursuant to these service agreements were $47,000 for Price Associates. The amount payable at period-end pursuant to these agreements is included in Due to Affiliates in the accompanying financial statements.

NOTE 5 - INTERFUND BORROWING PROGRAM

Price Associates has developed a program that provides temporary liquidity under an interfund borrowing agreement between T. Rowe Price Reserve Investment Fund and other T. Rowe Price-sponsored mutual funds and permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the T. Rowe Price Reserve Investment Fund may lend up to 15% of its net assets, of which no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2007, the T. Rowe Price Reserve Investment Fund made loans to other funds on 76 days, in the average amount of $12,011,000, and at an average annual rate of 5.11%. At November 30, 2007, there were no loans outstanding.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 16, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 16, 2008